Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2021 that are due in each of the next five years and thereafter.

	2022	2023	2024	2025	2026	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	1,104	757	461	334	219	161	3,036
Purchase obligations	542	380	245	210	292	221	1,890
Leases committed not yet commenced	7	2	6	1	—	—	16
Total	1,653	1,139	712	545	511	382	4,942